Acquisitions, disposals and reorganization (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Acquisitions, disposals and reorganization [Abstract]
Net income attributable to the Company's shareholders	¥ 157,047	$ 22,618	¥ 210,086	¥ 161,760
Decrease in Company's additional paid-in capital for acquisitions of additional equity interests from noncontrolling interests	(179,223)		(187,810)	¥ (11,371)
Changes from net income attributable to Company's shareholders and transfers to noncontrolling interests	¥ (17,732)		¥ 50,063